Subsequent Events - Additional Information (Detail)	1 Months Ended		1 Months Ended
	Feb. 28, 2013 Lease Agreements CNY	Feb. 28, 2013 Series of Individually Immaterial Business Acquisitions Target Companies Acquisition CNY	Mar. 31, 2013 Issuance of Debt	Mar. 22, 2013 Issuance of Debt USD ($)	Mar. 22, 2013 Issuance of Debt CNY
Subsequent Event [Line Items]
Lease term	20 years
Rent-free period	3 years 6 months
Lease payment for the next 9 years after rent-free period ends	471,628,000
Business acquisition, equity interests acquired		100.00%
Business acquisition, cash consideration		17,500,000
Aggregate principal amount of bonds issued				$ 160,500,000	1,000,000,000
Interest rate on bonds issued				7.875%	7.875%
Bonds maturity date				2016	2016
Interest payment beginning date			Sep. 22, 2013
Interest payment, frequency			Semi-annually